Borrowing - Information about Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings - beginning of the period	R$ 189,427	R$ 0
Current borrowings	(189,427)	0
Proceeds from borrowings, classified as financing activities	8,883,160	300,000	R$ 250,000
Repayments of current borrowings	(4,723,135)	(109,613)
Payments of borrowings	(62,463)	0
Purchase of financial instruments, classified as investing activities	(59,574)	(17,631)
Interest expense on borrowings	174,940	16,671
Borrowings - ending of the period	4,521,503	R$ 189,427	R$ 0
SWAP
Disclosure of detailed information about borrowings [line items]
Purchase of financial instruments, classified as investing activities	R$ (58,470)